Schedule of other reserves (Details) - USD ($) $ in Thousands		6 Months Ended			12 Months Ended
		Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
At June 30, 2021		$ 3,746	$ 15,475	$ 21,615	$ 21,615	$ 40,418	$ 17,890
Issuance of shares		596	(11)	5,065	5,054	122	31,562
Share issuance costs					400	100	2,800
Ending balance, value		(4,042)	3,746	15,475	3,746	21,615	40,418
Reserve For Equity Instruments [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2021	[1]
Issuance of shares	[1]
Share issuance costs	[1]
Capital raising costs	[1]
Equity incentives cost less shares issued	[1]
Other movements	[1]
Interest on equity instruments	[1]
Equity instruments payments	[1]
Ending balance, value	[1]
Reserve For Preference Shares [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2021	[1]	3,319		3,270	3,270	3,270
Issuance of shares	[1]
Share issuance costs	[1]
Capital raising costs	[1]
Equity incentives cost less shares issued	[1]
Other movements	[1]
Interest on equity instruments	[1]				198
Equity instruments payments	[1]				(149)
Ending balance, value	[1]		3,319		3,319	3,270	3,270
Reserve For Shares Pending Issue [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2021	[2],[3]					20,466
Issuance of shares	[2],[3]					(20,466)
Share issuance costs	[2],[3]
Capital raising costs	[2],[3]
Equity incentives cost less shares issued	[2],[3]
Other movements	[2],[3]
Interest on equity instruments	[2],[3]
Equity instruments payments	[2],[3]
Ending balance, value	[2],[3]						20,466
Reserve For Capital Raising Costs [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2021	[4],[5]	(9,396)		(8,950)	(8,950)	(8,828)
Issuance of shares	[4],[5]
Share issuance costs	[4],[5]
Capital raising costs	[4],[5]				(446)	(122)
Equity incentives cost less shares issued	[4],[5]
Other movements	[4],[5]
Interest on equity instruments	[4],[5]
Equity instruments payments	[4],[5]
Ending balance, value	[4],[5]		(9,396)		(9,396)	(8,950)	(8,828)
Reserve For Equity Incentive Costs [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2021	[6],[7]	3,021		2,874	2,874	1,422
Issuance of shares	[6],[7]
Share issuance costs	[6],[7]
Capital raising costs	[6],[7]
Equity incentives cost less shares issued	[6],[7]				147	1,452
Other movements	[6],[7]
Interest on equity instruments	[6],[7]
Equity instruments payments	[6],[7]
Ending balance, value	[6],[7]		3,021		3,021	2,874	1,422
Reserve For Share Awards Issuance [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2021	[6],[7]	(3,004)		(2,850)	(2,850)	(971)
Issuance of shares	[6],[7]
Share issuance costs	[6],[7]					(1,879)
Capital raising costs	[6],[7]
Equity incentives cost less shares issued	[6],[7]				(154)
Other movements	[6],[7]
Interest on equity instruments	[6],[7]
Equity instruments payments	[6],[7]
Ending balance, value	[6],[7]		(3,004)		(3,004)	(2,850)	(971)
Reserve For Treasury Shares [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2021		(432)		(328)	(328)	(45)
Issuance of shares
Share issuance costs
Capital raising costs
Equity incentives cost less shares issued
Other movements					(104)	(283)
Interest on equity instruments
Equity instruments payments
Ending balance, value			(432)		(432)	(328)	(45)
Reserve For Share Option [Member]
IfrsStatementLineItems [Line Items]
At June 30, 2021		$ (6,492)		$ (5,984)	(5,984)	15,314
Issuance of shares						(20,466)
Share issuance costs						(1,879)
Capital raising costs					(446)	(122)
Equity incentives cost less shares issued					(7)	1,452
Other movements					(104)	(283)
Interest on equity instruments					198
Equity instruments payments					(149)
Ending balance, value			$ (6,492)		$ (6,492)	$ (5,984)	$ 15,314

[1]	Equity instruments held at June 30, 2020 were convertible preference shares and convertible loan notes in Aevitas Group which must convert to shares of VivoPower at $
[2]	During the year ended June 30, 2021, $20.5 million was recognized in equity for the 2,005,190 restricted Ordinary Shares pending issuance at a contracted conversion price of $10.20 per share. The 2,005,190 restricted Ordinary Shares were issued on July 21, 2021.
[3]	During the year ended June 30, 2021, $20.5 million was recognized in equity for the 2,005,190 restricted Ordinary Shares pending issuance at a contracted conversion price of $10.20 per share. The 2,005,190 restricted Ordinary Shares were issued on July 21, 2021.
[4]	The $0.4 million of transaction costs incurred in the year ended June 30, 2023 (year ended June 30, 2022: $0.1 million; year ended June 30, 2021: $2.8 million) relate primarily to capital raises on Nasdaq.
[5]	The $0.4 million of transaction costs incurred in the year ended June 30, 2023 (year ended June 30, 2022: $0.1 million; year ended June 30, 2021: $2.8 million) relate primarily to capital raises on Nasdaq.
[6]	During the year ended June 30, 2023, $0.1 million was expensed towards share incentive awards to employees, directors, and consultants of the Company under the 2017 Omnibus Incentive Plan (year ended June 30, 2022:$1.9 million). Amounts are expensed at the award grant price over the vesting period, adjusted for actual quantities upon vesting. Of the expenses recorded, $0.1 million of shares were delivered to participants (year ended June 30, 2022:$1.9 million). During the years ended June 30, 2022 and June 30, 2023, the following awards under the Incentive Plan have been granted, and have vested or forfeit:
[7]	During the year ended June 30, 2023, $0.1 million was expensed towards share incentive awards to employees, directors, and consultants of the Company under the 2017 Omnibus Incentive Plan (year ended June 30, 2022:$1.9 million). Amounts are expensed at the award grant price over the vesting period, adjusted for actual quantities upon vesting. Of the expenses recorded, $0.1 million of shares were delivered to participants (year ended June 30, 2022:$1.9 million). During the years ended June 30, 2022 and June 30, 2023, the following awards under the Incentive Plan have been granted, and have vested or forfeit: